Leases (Details) - Schedule of other information related to operating leases - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Other Information Related to Operating Leases [Abstract]
Cash paid for amounts included in the measurement of lease liabilities	$ 8,372	$ 9,829	$ 10,559
Right-of-use assets obtained in exchange for new operating lease liabilities	$ 12,057	$ 5,955	$ 10,008